Segment information - Narrative (Details) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026 USD ($) segment	Mar. 31, 2025 USD ($)	Dec. 31, 2025 segment
Segment Reporting Information [Line Items]
Number of reportable segments | segment	3		4
Total consolidated	$ 432	$ 573
Cespira | Operating Segments
Segment Reporting Information [Line Items]
Total consolidated	$ 1,028	$ 1,249